Income Taxes - Summary of Reconciliation Between the Provision for Income Tax at the Applicable Statutory Tax Rate and the Actual Provision for Corporate Income Tax (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major Components Of Tax Expense Income [Abstract]
Provision for income tax at the applicable statutory tax rate	₱ 4,371	₱ 6,621	₱ 9,529
Tax effects of:
Nondeductible expenses	784	3,239	1,171
Difference between Optional Standard Deduction, or OSD, and itemized deductions	(22)	(20)	(33)
Income not subject to income tax	(301)	(35)	(168)
Income subject to lower tax rate	(520)	(168)	(104)
Equity share in net earnings of associates and joint ventures	(872)	(354)	(972)
Income subject to final tax	(2,545)	(2,879)	(680)
Net movement in unrecognized deferred income tax assets and other adjustments	208	(4,495)	(4,180)
Actual provision for (benefit from) corporate income tax	₱ 1,103	₱ 1,909	₱ 4,563